Earnings per share - EPS Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Profit/(loss) attributable to equity holders as presented in the income statement	$ 237	$ (210)	$ 111
Less: Dividends on preferred shares (see note 25)	(11)
Profit/(loss) attributable to equity holders	$ 226	$ (210)	$ 111
Weighted average number of common shares for EPS (millions)	601.0	538.8	493.8
Earnings/(loss) per share - Basic	$ 0.38	$ (0.39)	$ 0.22
Profit/(loss) attributable to equity holders - Diluted	$ 226	$ (210)	$ 111
Weighted average number of common shares for EPS - Diluted (millions)	601.0	538.8	493.8
Earnings/(loss) per share - Diluted	$ 0.38	$ (0.39)	$ 0.22
Dilutive potential shares	0.0	0.0	0.0